Loans and advances to customers (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross Investments In Financial Leases Receivable [Abstract]
Up to one year	R$ 929,858	R$ 1,118,286
From one to five years	1,128,477	1,082,149
Over five years	31,527	49,424
Impairment loss on finance leases	(128,564)	(146,812)
Net investment	1,961,298	2,103,047
Net investments in finance leases:
Up to one year	884,853	1,034,188
From one to five years	1,045,773	1,021,089
Over five years	30,672	47,770
Total	R$ 1,961,298	R$ 2,103,047